Debt (Details 1)	Sep. 30, 2018 USD ($)
2018	$ 8,997,612
2019	35,990,448
2020	35,990,448
2021	38,293,722
2022	186,564,239
2023	51,713,241
Total long-term debt	$ 357,549,710